Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 299	$ 15,641	$ 6,137
Cost of revenues	400	2,005	3,002
Gross Profit (loss)	(101)	13,636	3,135
Operating expenses:
Research and development	10,255	7,631	4,065
General, administrative and marketing	6,741	5,940	4,669
Total operating income (loss)	(17,097)	65	(5,599)
Financial income (expenses), net	172	172	(175)
Net income (loss)	$ (16,925)	$ 237	$ (5,774)
Basic net income (loss) per ordinary share (in Dollars per share)	$ (1.53)	$ 0.02	$ (0.84)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (1.53)	$ 0.02	$ (0.84)
Weighted average ordinary shares outstanding used in computation of basic net income (loss) per share (in Shares)	11,033,310	9,968,972	6,886,955
Weighted average ordinary shares outstanding used in computation of diluted net income (loss) per share (in Shares)	11,033,310	11,966,788	6,886,955